COHEN & STEERS GLOBAL REALTY SHARES, INC.
280 Park Avenue
New York, New York 10017

June 30, 2018

COHEN & STEERS CAPITAL MANAGEMENT, INC.
280 Park Avenue
New York, New York 10017

Dear Sirs:

Cohen & Steers Global Realty Shares, Inc. ("We", "Us" or the "Company") herewith confirms its agreement
(the "Agreement") pursuant to which Cohen & Steers
Capital Management, Inc. ("You") will waive certain of its fees and/or reimburse the Company for expenses incurred as follows:

1.	Reference is made to the Investment Advisory
Agreement, dated March 12, 1997, as amended
September 30, 2004, November 7, 2016, and March 16,
2018 between the Company and You (the "Amended
Investment Advisory Agreement").

2.	Pursuant to Paragraph 5 of the Amended
Investment Advisory Agreement, We have agreed to pay You a monthly fee at an annualized rate of 0.75% of the Company's average daily net assets (the
"Investment Advisory Fee").

3.	Notwithstanding Paragraph 5 of the Amended
Investment Advisory Agreement, You agree that through June 30, 2020, You will waive a portion of the Investment Advisory Fee and/or reimburse the Company so that the Company's total annual fund operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class F shares, 0.90% for Class I shares, 1.40% for Class R shares, 1.25% for Class T shares and 0.90% for Class Z shares.

4.	Unless specified otherwise in a duly executed,
written agreement between You and the Company, beginning with the period July 1, 2020 and thereafter, You shall be entitled to the Investment Advisory Fee as specified in Paragraph 2 of this Agreement and shall have no obligation to waive any portion of the Investment Advisory Fee and/or reimburse any of the Company's expenses unless otherwise required by law or pursuant to a written duly executed agreement between the Company and You.

5.	This Agreement may only be amended or
terminated prior to its expiration date by agreement between Us and You and will terminate automatically in the event of termination of the Amended Investment
Advisory Agreement.

6.	This Agreement shall be construed in
accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed as being inconsistent with the Investment
Company Act of 1940, as amended.

If the foregoing is in accordance with your understanding, will You kindly so indicate by signing and returning to Us the enclosed copy hereof.


Very truly yours,

COHEN & STEERS GLOBAL REALTY SHARES, INC.


By:		/s/ Dana DeVivo
Name:		Dana DeVivo
Title:		Assistant Secretary



Agreed to and Accepted as of the date
first set forth above.

COHEN & STEERS CAPITAL MANAGEMENT, INC.



By:		/s/ James Giallanza
Name:		James Giallanza
Title:		Executive Vice President